Earnings Per Share (Reconciliation of Basic and Diluted Earnings Per Share) (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Reconciliation [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	CAD 227.2	CAD 397.2
Interest on Convertible Debt, Net of Tax	0.2	0.0
Net Income (Loss) Available to Common Stockholders, Diluted, Total	CAD 227.4	CAD 397.2
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted Average Number of Shares Issued, Basic	170,400	144,900
Weighted Average Number of Shares deferred share units outstanding	1,000	900
Weighted Average Number of Shares Outstanding, Basic, Total	171,400	145,800
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
IncrementalCommonSharesAttributableToShareBasedPaymentArrangements	600	600
Incremental Common Shares Attributable to Dilutive Effect of Dividend Reinvesatment Program	0	0
IncrementalCommonSharesAttributableToConversionOfDebtSecurities	200	0
Weighted Average Number of Shares Outstanding, Diluted, Total	172,200	146,400
Basic	CAD 1.33	CAD 2.72
Diluted	CAD 1.32	CAD 2.71
Earnings Per Share, Additional Infomration [Abstract]
Stock Issued During Period, Shares, Dividend Reinvestment Plan	0	0